Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT3-0926
1.9898213.106
Common Stocks - 96.0%
	Shares	Value ($)
BRAZIL - 3.7%
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Petroleo Brasileiro SA - Petrobras	9,659,300	93,446,055
Petroleo Brasileiro SA - Petrobras (PN)	17,232,900	147,609,071
TOTAL ENERGY		241,055,126
Financials - 0.4%
Banks - 0.4%
Banco do Brasil SA	12,867,300	54,193,870
Materials - 1.2%
Metals & Mining - 1.0%
Vale SA	7,980,400	120,088,163
Paper & Forest Products - 0.2%
Suzano SA	3,046,600	26,035,669
TOTAL MATERIALS		146,123,832
TOTAL BRAZIL		441,372,828
CHILE - 0.5%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Empresas Copec SA	1,548,876	10,578,502
Industrials - 0.3%
Passenger Airlines - 0.3%
Latam Airlines Group SA	1,139,553,465	30,322,725
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Americas SA	82,004,652	7,760,784
Enel Chile SA	112,538,665	9,924,222
TOTAL UTILITIES		17,685,006
TOTAL CHILE		58,586,233
CHINA - 22.2%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.2%
China Tower Corp Ltd H Shares (d)(e)	21,223,810	27,144,090
Entertainment - 0.2%
Tencent Music Entertainment Group Class A ADR	2,241,383	21,181,069
Interactive Media & Services - 2.9%
Baidu Inc A Shares (b)	8,974,450	124,319,492
Tencent Holdings Ltd	3,610,000	220,581,779
		344,901,271
TOTAL COMMUNICATION SERVICES		393,226,430
Consumer Discretionary - 5.5%
Automobiles - 0.7%
Geely Automobile Holdings Ltd	25,182,400	63,578,946
Great Wall Motor Co Ltd H Shares	10,448,100	12,096,902
SAIC Motor Corp Ltd A Shares (China)	3,504,600	5,875,180
		81,551,028
Broadline Retail - 4.5%
Alibaba Group Holding Ltd	10,035,700	152,877,865
JD.com Inc A Shares	11,109,050	182,743,583
PDD Holdings Inc Class A ADR (b)	2,163,808	191,626,836
Vipshop Holdings Ltd Class A ADR	1,165,065	17,872,097
		545,120,381
Diversified Consumer Services - 0.2%
TAL Education Group Class A ADR (b)	1,887,661	23,595,763
Household Durables - 0.1%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,955,430	12,250,539
TOTAL CONSUMER DISCRETIONARY		662,517,711
Financials - 10.7%
Banks - 8.7%
Agricultural Bank of China Ltd H Shares	139,648,000	112,360,869
Bank of China Ltd H Shares	262,799,000	184,640,224
Bank of Communications Co Ltd A Shares (China)	19,411,700	20,633,113
Bank of Communications Co Ltd H Shares	97,681,000	94,163,568
China CITIC Bank Corp Ltd H Shares	41,484,000	40,889,437
China Construction Bank Corp H Shares	204,566,000	240,043,047
China Everbright Bank Co Ltd A Shares (China)	15,356,200	7,212,309
China Minsheng Banking Corp Ltd H Shares	32,208,500	14,908,300
Huaxia Bank Co Ltd A Shares (China)	5,184,600	5,304,375
Industrial & Commercial Bank of China Ltd A Shares (China)	37,201,867	44,018,056
Industrial & Commercial Bank of China Ltd H Shares	218,063,000	208,820,403
Industrial Bank Co Ltd A Shares (China)	7,623,708	21,331,797
Ping An Bank Co Ltd A Shares (China)	6,735,830	11,601,519
Postal Savings Bank of China Co Ltd H Shares (c)(d)(e)	43,927,000	28,454,193
Shanghai Pudong Development Bank Co Ltd A Shares (China)	11,871,400	16,710,427
		1,051,091,637
Consumer Finance - 0.1%
Qfin Holdings Inc Class A ADR	448,068	6,219,184
Insurance - 1.9%
China Life Insurance Co Ltd H Shares	33,964,300	126,460,976
China Pacific Insurance Group Co Ltd H Shares	11,771,100	45,869,226
New China Life Insurance Co Ltd H Shares	4,448,100	27,429,118
People's Insurance Co Group of China Ltd/The H Shares	39,832,000	27,731,654
		227,490,974
TOTAL FINANCIALS		1,284,801,795
Health Care - 0.3%
Biotechnology - 0.2%
3SBio Inc (d)(e)	8,720,000	18,591,044
Health Care Providers & Services - 0.1%
Sinopharm Group Co Ltd H Shares	6,005,600	13,317,992
Pharmaceuticals - 0.0%
China Resources Pharmaceutical Group Ltd (d)(e)	7,781,000	4,812,027
TOTAL HEALTH CARE		36,721,063
Industrials - 1.6%
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(d)(e)	9,377,800	17,960,644
Commercial Services & Supplies - 0.1%
China Everbright Environment Group Ltd	15,899,400	10,339,557
Construction & Engineering - 0.2%
China Railway Group Ltd H Shares (c)	19,888,100	9,154,856
China State Construction Engineering Corp Ltd A Shares (China)	15,634,400	10,886,350
China State Construction International Holdings Ltd (c)	8,409,400	9,232,497
		29,273,703
Industrial Conglomerates - 0.5%
CITIC Ltd	36,090,600	56,926,543
Machinery - 0.3%
Yangzijiang Shipbuilding (Holdings) Ltd	12,353,500	37,709,247
Marine Transportation - 0.3%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	4,357,500	10,076,127
COSCO SHIPPING Holdings Co Ltd H Shares (c)	11,523,800	23,172,795
		33,248,922
Transportation Infrastructure - 0.1%
Zhejiang Expressway Co Ltd H Shares (c)	7,692,900	6,817,512
TOTAL INDUSTRIALS		192,276,128
Materials - 0.1%
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	5,484,500	12,930,787
China National Building Material Co Ltd H Shares (c)	17,042,000	8,105,511
TOTAL MATERIALS		21,036,298
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd	16,511,000	28,443,284
China Resources Land Ltd	6,666,500	28,221,947
TOTAL REAL ESTATE		56,665,231
Utilities - 0.2%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	1,985,500	8,010,459
Kunlun Energy Co Ltd	17,108,000	15,793,879
TOTAL UTILITIES		23,804,338
TOTAL CHINA		2,671,048,994
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	235,729	15,185,875
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	4,623,057	12,743,911
GREECE - 0.7%
Financials - 0.5%
Banks - 0.5%
Piraeus Bank SA	4,749,943	54,773,968
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Metlen Energy & Metals PLC (Greece)	477,367	25,299,866
TOTAL GREECE		80,073,834
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	35,963,000	38,749,280
Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The (c)	4,568,000	5,195,674
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd (c)	607,500	11,859,667
TOTAL HONG KONG		55,804,621
HUNGARY - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC Class A (b)	1,204,786	17,249,617
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	638,851	23,826,099
TOTAL HUNGARY		41,075,716
INDIA - 10.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Indus Towers Ltd (b)	6,108,663	25,054,701
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Tata Motors Passenger Vehicles Limited	9,557,705	34,030,112
Hotels, Restaurants & Leisure - 0.1%
MakeMyTrip Ltd (b)(c)	320,495	18,252,190
TOTAL CONSUMER DISCRETIONARY		52,282,302
Consumer Staples - 0.3%
Tobacco - 0.3%
ITC Ltd	13,614,169	40,090,065
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Oil & Natural Gas Corp Ltd	18,803,008	47,915,768
Vedanta Oil and Gas Ltd	6,885,737	2,542,369
TOTAL ENERGY		50,458,137
Financials - 1.2%
Banks - 0.8%
State Bank of India	8,392,951	90,352,215
Financial Services - 0.4%
Power Finance Corp Ltd	6,594,117	29,319,587
REC Ltd	5,605,941	21,908,710
		51,228,297
TOTAL FINANCIALS		141,580,512
Health Care - 2.1%
Life Sciences Tools & Services - 0.4%
Divi's Laboratories Ltd	575,511	48,596,409
Pharmaceuticals - 1.7%
Aurobindo Pharma Ltd	1,274,325	21,099,819
Cipla Ltd/India	2,609,881	40,289,620
Dr Reddy's Laboratories Ltd	2,768,341	33,222,485
Sun Pharmaceutical Industries Ltd	4,930,179	102,822,762
		197,434,686
TOTAL HEALTH CARE		246,031,095
Industrials - 0.4%
Passenger Airlines - 0.4%
InterGlobe Aviation Ltd (d)(e)	837,776	45,376,304
Information Technology - 3.1%
IT Services - 3.1%
HCL Technologies Ltd	4,841,449	68,478,605
Infosys Ltd	13,171,468	156,505,565
Tata Consultancy Services Ltd	4,630,330	114,906,566
Wipro Ltd	13,946,505	26,907,418
TOTAL INFORMATION TECHNOLOGY		366,798,154
Materials - 1.6%
Metals & Mining - 1.6%
Hindalco Industries Ltd	6,640,359	68,060,672
Tata Steel Ltd	33,524,457	66,720,837
Vedanta Aluminium Metal Ltd	8,034,116	37,910,196
Vedanta Iron and Steel Ltd	6,714,600	2,251,772
Vedanta Ltd	8,250,624	22,911,552
TOTAL MATERIALS		197,855,029
Utilities - 0.9%
Gas Utilities - 0.2%
GAIL India Ltd	12,299,637	23,373,879
Independent Power and Renewable Electricity Producers - 0.7%
NTPC Ltd	21,772,638	79,199,302
Vedanta Power Ltd	8,099,867	2,904,822
		82,104,124
TOTAL UTILITIES		105,478,003
TOTAL INDIA		1,271,004,302
INDONESIA - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telkom Indonesia Persero Tbk PT	180,243,700	26,313,921
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	19,619,700	7,595,721
Financials - 0.2%
Banks - 0.2%
Bank Mandiri Persero Tbk PT	122,331,100	28,462,777
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Astra International Tbk PT	92,289,400	26,217,599
TOTAL INDONESIA		88,590,018
KOREA (SOUTH) - 17.3%
Consumer Discretionary - 1.7%
Automobile Components - 0.9%
Hankook Tire & Technology Co Ltd	348,509	16,041,219
Hyundai Mobis Co Ltd	269,726	86,187,290
		102,228,509
Automobiles - 0.8%
Kia Corp	1,111,561	99,019,478
TOTAL CONSUMER DISCRETIONARY		201,247,987
Financials - 1.7%
Banks - 1.5%
Hana Financial Group Inc	1,277,822	109,132,197
Woori Financial Group Inc	3,123,259	71,436,344
		180,568,541
Insurance - 0.2%
DB Insurance Co Ltd	202,161	21,630,015
TOTAL FINANCIALS		202,198,556
Industrials - 2.5%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	204,462	27,705,514
Industrial Conglomerates - 1.5%
LG Corp	408,959	28,014,577
SK Square Co Ltd	221,401	150,416,813
		178,431,390
Machinery - 0.5%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	212,349	55,716,690
Marine Transportation - 0.2%
HMM Co Ltd	1,472,485	21,199,102
Passenger Airlines - 0.1%
Korean Air Lines Co Ltd	881,051	15,421,866
TOTAL INDUSTRIALS		298,474,562
Information Technology - 10.7%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	1,477,785	9,186,108
Semiconductors & Semiconductor Equipment - 4.7%
SK Hynix Inc	508,194	570,228,052
Technology Hardware, Storage & Peripherals - 5.9%
Samsung Electronics Co Ltd	4,101,786	705,393,446
TOTAL INFORMATION TECHNOLOGY		1,284,807,606
Materials - 0.6%
Metals & Mining - 0.6%
POSCO Holdings Inc	345,964	73,807,676
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	1,192,834	28,321,279
TOTAL KOREA (SOUTH)		2,088,857,666
KUWAIT - 0.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	11,543,282	22,273,236
Financials - 0.4%
Banks - 0.4%
National Bank of Kuwait SAKP	17,928,222	49,716,919
TOTAL KUWAIT		71,990,155
MALAYSIA - 1.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	18,749,400	9,109,566
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	8,755,186	4,541,049
Consumer Staples - 0.3%
Food Products - 0.3%
PPB Group Bhd	2,983,102	6,853,474
SD Guthrie Bhd	16,760,290	26,703,553
TOTAL CONSUMER STAPLES		33,557,027
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	13,310,294	22,044,857
RHB Bank Bhd	8,910,605	18,637,182
TOTAL FINANCIALS		40,682,039
Industrials - 0.2%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	16,626,200	8,780,569
Marine Transportation - 0.1%
MISC Bhd	6,183,400	11,981,088
TOTAL INDUSTRIALS		20,761,657
Utilities - 0.5%
Electric Utilities - 0.4%
Tenaga Nasional Bhd	12,317,741	44,004,735
Multi-Utilities - 0.1%
YTL Corp Bhd	28,728,480	13,609,508
TOTAL UTILITIES		57,614,243
TOTAL MALAYSIA		166,265,581
MEXICO - 1.7%
Consumer Staples - 1.1%
Beverages - 1.1%
Coca-Cola Femsa SAB de CV unit	2,394,900	25,893,875
Fomento Economico Mexicano SAB de CV unit	7,688,700	98,308,994
TOTAL CONSUMER STAPLES		124,202,869
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV unit	63,312,792	74,975,915
TOTAL MEXICO		199,178,784
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	123,432	49,444,391
PHILIPPINES - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Ayala Corp	1,111,179	9,281,501
GT Capital Holdings Inc	422,220	3,342,042
SM Investments Corp	2,156,510	20,886,524

TOTAL PHILIPPINES		33,510,067
POLAND - 1.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
ORLEN SA	1,761,479	69,805,617
Financials - 0.4%
Banks - 0.4%
Bank Polska Kasa Opieki SA	778,598	51,168,019
Utilities - 0.1%
Electric Utilities - 0.1%
Tauron Polska Energia SA	4,365,101	10,530,507
TOTAL POLAND		131,504,143
QATAR - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo QPSC	4,241,912	14,563,004
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	8,528,332	24,687,894
Marine Transportation - 0.1%
Qatar Navigation QSC	4,372,258	11,891,917
TOTAL INDUSTRIALS		36,579,811
TOTAL QATAR		51,142,815
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	9,889,350	0
Surgutneftegas PAO (b)(f)	29,672,400	4
TOTAL ENERGY		4
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	440,500	0
VTB Bank PJSC (b)(f)	1,815,144	0
TOTAL FINANCIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	63,735,100	8
TOTAL RUSSIA		14
SAUDI ARABIA - 2.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.8%
Saudi Telecom Co	8,470,549	97,302,486
Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co	1,734,947	28,711,744
TOTAL COMMUNICATION SERVICES		126,014,230
Consumer Staples - 0.2%
Food Products - 0.2%
Almarai Co JSC	2,223,059	27,466,366
Financials - 0.8%
Banks - 0.8%
Banque Saudi Fransi	5,560,599	29,257,738
Riyad Bank	8,910,576	48,260,183
Saudi Awwal Bank	1,647,979	14,849,583
TOTAL FINANCIALS		92,367,504
Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	1,062,422	34,768,117
TOTAL SAUDI ARABIA		280,616,217
SOUTH AFRICA - 2.5%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
MTN Group Ltd	6,995,554	86,724,351
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	2,134,020	112,127,030
Health Care - 0.1%
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd	1,686,318	15,279,457
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,349,571	20,249,181
Materials - 0.6%
Chemicals - 0.3%
Sasol Ltd (b)	2,698,081	31,973,357
Metals & Mining - 0.3%
Harmony Gold Mining Co Ltd	2,487,743	39,251,961
TOTAL MATERIALS		71,225,318
TOTAL SOUTH AFRICA		305,605,337
TAIWAN - 25.3%
Consumer Staples - 0.4%
Food Products - 0.4%
Uni-President Enterprises Corp	22,030,000	50,118,701
Financials - 0.7%
Financial Services - 0.2%
Chailease Holding Co Ltd	7,721,808	26,520,845
Insurance - 0.5%
KGI Financial Holding Co Ltd	59,558,600	56,295,984
TOTAL FINANCIALS		82,816,829
Industrials - 0.7%
Industrial Conglomerates - 0.1%
Far Eastern New Century Corp	17,058,900	14,301,476
Marine Transportation - 0.5%
Evergreen Marine Corp Taiwan Ltd	4,911,300	30,880,062
Wan Hai Lines Ltd	6,099,000	15,916,242
Yang Ming Marine Transport Corp	7,526,000	11,779,423
		58,575,727
Passenger Airlines - 0.1%
Eva Airways Corp	11,451,000	15,284,742
TOTAL INDUSTRIALS		88,161,945
Information Technology - 23.2%
Electronic Equipment, Instruments & Components - 4.3%
AUO Corp	31,431,100	23,025,708
Delta Electronics Inc	143,000	7,038,526
Hon Hai Precision Industry Co Ltd	24,527,000	187,399,867
Innolux Corp	36,376,336	49,944,431
Largan Precision Co Ltd	500,000	62,012,613
Wpg Holding Co Ltd (b)	7,680,600	26,345,101
WT Microelectronics Co Ltd	2,951,100	17,819,500
Yageo Corp	7,029,672	105,854,866
Zhen Ding Technology Holding Ltd	3,224,400	40,475,198
		519,915,810
Semiconductors & Semiconductor Equipment - 17.1%
ASE Technology Holding Co Ltd	9,852,000	168,197,596
MediaTek Inc	579,000	61,708,194
Nanya Technology Corp	5,465,000	58,454,717
Novatek Microelectronics Corp	2,790,000	44,115,294
Powertech Technology Inc	3,188,000	22,803,559
Taiwan Semiconductor Manufacturing Co Ltd	20,732,000	1,534,160,146
United Microelectronics Corp	42,241,000	158,101,133
		2,047,540,639
Technology Hardware, Storage & Peripherals - 1.8%
Asustek Computer Inc	3,275,000	81,298,723
Catcher Technology Co Ltd	2,794,000	15,703,584
Compal Electronics Inc	19,531,000	21,488,852
Pegatron Corp	9,949,000	25,755,760
Wistron Corp	14,646,000	78,582,927
		222,829,846
TOTAL INFORMATION TECHNOLOGY		2,790,286,295
Materials - 0.3%
Construction Materials - 0.3%
Asia Cement Corp	10,457,400	10,661,525
TCC Group Holdings Co Ltd	30,269,800	22,675,438
TOTAL MATERIALS		33,336,963
TOTAL TAIWAN		3,044,720,733
THAILAND - 1.4%
Consumer Staples - 0.4%
Beverages - 0.1%
Thai Beverage PCL (c)	35,466,500	12,742,073
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL depository receipt	15,249,000	21,851,107
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	15,212,100	10,204,609
TOTAL CONSUMER STAPLES		44,797,789
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
PTT Exploration & Production PCL depository receipt	6,349,300	28,420,877
PTT PCL depository receipt	36,647,200	42,223,617
TOTAL ENERGY		70,644,494
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL	400	2,288
Bangkok Bank PCL depository receipt	2,646,500	15,142,272
Kasikornbank PCL	5,500	40,107
Kasikornbank PCL depository receipt	5,212,400	38,010,182
TOTAL FINANCIALS		53,194,849
TOTAL THAILAND		168,637,132
TURKEY - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,455,580	11,475,159
Financials - 0.3%
Banks - 0.3%
Akbank TAS	13,968,173	18,636,479
Turkiye Garanti Bankasi AS	2,556,636	6,639,250
Turkiye Is Bankasi AS Class C	37,369,640	9,806,643
TOTAL FINANCIALS		35,082,372
Industrials - 0.3%
Industrial Conglomerates - 0.2%
KOC Holding AS	5,687,842	23,568,299
Passenger Airlines - 0.1%
Turk Hava Yollari AO	2,528,231	16,706,343
TOTAL INDUSTRIALS		40,274,642
TOTAL TURKEY		86,832,173
UNITED ARAB EMIRATES - 1.2%
Financials - 0.7%
Banks - 0.7%
Emirates NBD Bank PJSC	10,911,464	89,715,822
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Emaar Properties PJSC	18,939,641	56,720,950
TOTAL UNITED ARAB EMIRATES		146,436,772
TOTAL COMMON STOCKS (Cost $7,857,002,798)		11,560,228,312

Non-Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
COLOMBIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Grupo Cibest SA non-voting shares	1,727,049	40,781,089
KOREA (SOUTH) - 1.7%
Information Technology - 1.7%
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co Ltd non-voting shares	1,622,319	201,429,404
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (b)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $116,705,965)		242,210,493

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $4,051,118)	3.64	4,056,000	4,051,938

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	176,021,890	176,057,095
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	66,947,341	66,954,035
TOTAL MONEY MARKET FUNDS (Cost $243,010,773)			243,011,130

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,220,770,654)	12,049,501,873
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	(2,665,724)
NET ASSETS - 100.0%	12,046,836,149

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	2,973	9/2026	244,127,895	(14,167,991)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $181,087,584 or 1.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,087,582 or 1.5% of net assets.

(f)	Level 3 security.
(g)	Includes $11,523,596 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,051,938.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $27,626,946.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	157,789,849	1,007,483,213	989,214,135	2,670,097	(2,190)	358	176,057,095	176,021,890
Fidelity Securities Lending Cash Central Fund	38,035,007	477,007,341	448,089,560	563,707	1,248	(1)	66,954,035	66,947,341
	195,824,856	1,484,490,554	1,437,303,695	3,233,804	(942)	357	243,011,130

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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